Divestitures - Additional information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business		$ 418	$ 216
Associates [member]
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business	$ 418
Proportion of voting rights held in associate	19.90%